Document and Entity Information	0 Months Ended
Sep. 30, 2013
Risk/Return:
Document Type	497
Document Period End Date	Sep. 30, 2013
Registrant Name	DREYFUS INVESTMENT FUNDS
Central Index Key	0000799295
Amendment Flag	false
Document Creation Date	Nov. 25, 2014
Document Effective Date	Nov. 25, 2014
Prospectus Date	Nov. 25, 2014
Dreyfus Tax Sensitive Total Return Bond Fund | Class I
Risk/Return:
Trading Symbol	SDITX
Dreyfus Tax Sensitive Total Return Bond Fund | Class A
Risk/Return:
Trading Symbol	DSDAX
Dreyfus Tax Sensitive Total Return Bond Fund | Class C
Risk/Return:
Trading Symbol	DSDCX
Dreyfus Tax Sensitive Total Return Bond Fund | Class Y
Risk/Return:
Trading Symbol	SDYTX